Related Party Transactions - Shared Expenses With Parent (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Related Party Transaction [Line Items]
Cost of products sold	$ 378	$ 314	$ 1,422	$ 1,187	$ 1,032
Research and development expense	115	125	448	436	437
Selling, general, and administrative expense	312	283	1,183	1,080	1,057
Other operating expense (income), net	$ 36	(2)	221	(8)	11
Related Party
Related Party Transaction [Line Items]
Cost of products sold		11	37	40	38
Research and development expense		8	27	28	28
Selling, general, and administrative expense		66	228	263	245
Other operating expense (income), net		2	6	12	11
Allocated Expenses With Parent Company | Related Party
Related Party Transaction [Line Items]
Total		$ 87	$ 298	$ 344	$ 322